Intangible Assets (Details)									3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 27, 2024 USD ($)	Dec. 01, 2023 USD ($)	Mar. 05, 2023 USD ($)	Mar. 05, 2023 EUR (€)	Jan. 27, 2023 USD ($)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 EUR (€)	Sep. 12, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Intangible Assets [Line Items]
Term fee	$ 10,000		$ 56,325	€ 50,000
Signing the agreement			112,650	100,000
Payment of license			$ 1,126,500	€ 1,000,000		$ 10,000	€ 10,000
Royalty percentage			2.00%	2.00%		3.00%	3.00%
Agreement paid									$ 0	$ 0	$ 0	$ 0
Purchase amount											1,308,270		$ 1,308,270
Payment fee	$ 50,000
Amount due											10,000
Acquired amount								$ 1,308,270
Royalty fees		$ 26,060									26,060		26,060
Professional fees									865,928	$ 117,770	1,634,790	$ 494,075	600,776	$ 526,007
Patent cost									48,420		48,420		48,420
Proprietary Pharmaceutical Drugs [Member]
Intangible Assets [Line Items]
Purchase amount					$ 10,000
Various Generic Drugs [Member]
Intangible Assets [Line Items]
Purchase amount											736,983		736,983
Four Generic Drugs [Member]
Intangible Assets [Line Items]
Purchase amount								$ 1,308,270
Needleless Syringe License [Member]
Intangible Assets [Line Items]
Purchase amount		$ 26,060
Patents [Member]
Intangible Assets [Line Items]
Purchase amount											48,420		48,420
Professional fees											30,898		47,740
Non-Exclusive License Agreement [Member]
Intangible Assets [Line Items]
Purchase amount			$ 56,325
Licensing Agreements [Member]
Intangible Assets [Line Items]
Agreement paid									$ 179,821		179,821		56,325
Purchase amount											$ 736,983		$ 736,983